LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Changes in loans to senior officers and directors
Servicing loans for others	$ 10,100,000		$ 10,100,000	$ 14,000,000
Charge-offs		5,900,000	23,652,245	16,467,991	20,474,481
Number of consecutive payments to change status of loans from non accrual status to accrual status			6
Charge-offs of impaired loans	697,000		23,000,000	16,500,000
Increase in non-accrual loans			713,000
Senior officers and directors
Changes in loans to senior officers and directors
Balance, at the beginning of the period			12,628,265	12,357,727
Additions			583,232	1,740,531
Repayments and reclassifications			(12,211,118)	(1,469,993)
Balance, at the end of the period	1,000,379		1,000,379	12,628,265
Home equity lines of credit
Changes in loans to senior officers and directors
Charge-offs			6,028,622	3,002,230	4,164,730
Home equity lines of credit | Senior officers and directors
Changes in loans to senior officers and directors
Loans, including undisbursed portion	566,000		566,000
Loans, disbursed portion	153,000		153,000
Single-family residential
Changes in loans to senior officers and directors
Charge-offs recognization period			180 days
Charge-offs			16,759,274	9,615,863	10,037,796
Consumer loans
Changes in loans to senior officers and directors
Charge-offs recognization period			120 days
Charge-offs			$ 215,456	$ 100,551